Note 1 - Basis of Presentation and General Information (Details) - Management Fees Paid to Related Parties and Management Fees Paid to Third Parties (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Management Fees - Related Parties	$ 33	$ 158
Central Mare [Member]
Related Party Transaction [Line Items]
Management Fees - Related Parties	$ 33	$ 158